Goodwill and Core Deposit Intangibles - Schedule of Gross Carrying Amount and Accumulated Amortization of Core Deposit Intangibles (Details) - Core deposit intangibles - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Gross balance	$ 501	$ 271
Accumulated amortization	(189)	(131)
Balance, net of accumulated amortization	$ 312	$ 140	$ 19